Employee benefits - Changes in level 3 assets measured at fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	$ 878,785
Fair value of plan assets at end of year	860,484	$ 878,785
Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets, Level 3 Reconciliation
Fair value of plan assets at beginning of year	3,917	4,670
Purchases, sales, issuance, settlements, paydowns and maturities (net)	649	(753)
Fair value of plan assets at end of year	$ 4,566	$ 3,917